Feb. 28, 2025
(abrdn Funds) | (abrdn Emerging Markets Dividend Active ETF)
Objective
The abrdn Emerging Markets Dividend Active ETF (the “Emerging Markets Dividend Active ETF” or the “Fund”) seeks total return consisting of income and long-term capital appreciation.
Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	(abrdn Funds) (abrdn Emerging Markets Dividend Active ETF) abrdn Emerging Markets Dividend Active ETF
Management Fees	0.70%
Distribution Fees	none
Other Expenses	0.42%	[1]
Acquired Fund Fees and Expenses	0.02%	[2]
Total Annual Fund Operating Expenses	1.14%
Less: Amount of Fee Limitations/Expense Reimbursements	0.44%	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	0.70%
[1]	“Other Expenses” have been estimated to reflect expenses expected to be incurred by the Fund for the current fiscal year.
[2]	Acquired fund fees and expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds.
[3]	The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.70% for the Fund. This contractual limitation may not be terminated before February 28, 2027 without the approval of the Independent Trustees of the Board. This limit excludes (i) interest, taxes, brokerage fees and short sale dividend expenses; (ii) expenses incurred indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles (“acquired fund fees and expenses” or “AFFE”) (but excluding AFFE for short term investment vehicles such as money market funds that do not exceed 0.005% of a Fund’s average net assets); and (iii) extraordinary expenses, if any. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

Example

This Example is intended to help you compare the cost of investing in the Emerging Markets Dividend Active ETF with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year (taking into account the contractual fee limitation until its expiration, which impacts the 1- and 3-Year figures listed below). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
(abrdn Funds) | (abrdn Emerging Markets Dividend Active ETF) | abrdn Emerging Markets Dividend Active ETF | USD ($)	75	279	546	1,311

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year of abrdn Emerging Markets Dividend Fund (the “Predecessor Fund”), the Predecessor Fund’s portfolio turnover rate was 122% of the average value of its portfolio.

Principal Strategies

As a non-fundamental policy, under normal circumstances, the Emerging Markets Dividend Active ETF invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies that pay dividend income. The Fund will invest primarily in common stocks but may also invest in other types of equity securities, including, but not limited to, preferred stock and depositary receipts. A company is considered to be an emerging market company if Fund management determines that the company meets one or more of the following criteria:

•	the company is organized under the laws of an emerging market country;
•	the company has its principal office in, or management is located in, an emerging market country; and/or
•	the company has its principal securities trading market in an emerging market country.

An emerging market country is any country included in the MSCI Emerging Markets Index or determined by the Adviser or Sub-adviser to have similar emerging market characteristics. Emerging market countries may include countries considered to be frontier markets. A frontier market country is any country included in the MSCI Frontier Markets Index or determined by the Adviser or Sub-adviser to have similar frontier market characteristics. At times, the Fund may have a significant amount of its assets invested in a country or geographic region, including through an exchange-traded fund or by any other available means, such as through American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“ADRs”) or Global Depositary Receipts

(“GDRs”). The Fund currently anticipates that it will invest a significant amount of its assets in securities economically tied to India, Taiwan and in Mainland China, including through the Shanghai-Hong Kong and Shenzhen-Hong Kong Stock Connect program or by any other available means. The Fund may invest in securities denominated in U.S. Dollars and currencies of the foreign countries in which it is permitted to invest. The Fund typically has full currency exposure to those markets in which it invests.

The Fund may invest in securities of any market capitalization.

The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector. The Fund currently anticipates that it will have significant exposure to the financials and information technology sectors.

In seeking to achieve the Fund’s investment objective, the investment team narrows the investable universe by looking at the dividend potential of companies and focusing on fundamental factors. The Adviser’s and Sub-adviser’s primary focus is on stock selection using research techniques to select individual holdings. The investment team places particular emphasis on understanding business fundamentals and dynamics and the impact this has on cash flow generation and a company’s ability to allocate cash effectively. The investment team seeks to allocate the Fund’s assets to high dividend paying companies and companies that the Adviser and Sub-adviser believe are growing their dividend over time.

The Adviser and Sub-adviser’s consideration of fundamental factors includes, among other things, a quality assessment focused on five key factors: 1) the durability of the business model, 2) the attractiveness of the industry, 3) the strength of financials, 4) the capability of management, and 5) the most material environmental, social and governance (“ESG”) factors impacting a company. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. As ESG information is just one investment consideration, ESG considerations generally are not solely determinative in any investment decision made by the Adviser and Sub-adviser.

Principal Risks
Performance

The bar chart and table below can help you evaluate potential risks of the Fund. Effective after the close of business on February 14, 2025, the Predecessor Fund was reorganized into the Fund (the “Reorganization”). The returns presented for the Fund reflect the performance of the Predecessor Fund. The Fund adopted the performance of the Predecessor Fund as a result of the Reorganization in which the Fund acquired all of the assets and assumed certain stated liabilities of the Predecessor Fund. Performance shown below is based on the investment objective and investment strategies utilized by the Predecessor Fund, which were the same as those of the Fund. The Predecessor Fund was managed by the same investment adviser and sub-adviser as that of the Fund. The returns presented for the Fund reflect the performance of Institutional Shares of the Predecessor Fund.

The bar chart shows how the performance of the Fund’s Shares (represented by the performance of the Predecessor Fund’s Institutional Class Shares) has varied from year to year. The table compares the Fund’s average annual total returns (represented by the performance of the Predecessor Fund’s Institutional Class Shares) to the returns of the MSCI Emerging Markets Index (Net TR), a broad-based securities index. Prior to February 29, 2024, the Predecessor Fund pursued a different investment strategy. Performance for the Fund’s Shares has not been adjusted to reflect the Fund’s Shares’ lower expenses than those of the Predecessor Fund’s Institutional Class Shares. Performance for the Predecessor Fund is based on the NAV per share of the Predecessor Fund shares rather than on market-determined prices. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit www.abrdn.com/usa/etf or call 844-383-7289.

Annual Total Returns – Institutional Class Shares (Years Ended Dec. 31)

Highest Return: 18.71% – 2nd quarter 2020 Lowest Return: -23.57% – 1st quarter 2020
Average Annual Total Returns as of December 31, 2024

After-tax returns are shown in the following table for Institutional Class Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns - (abrdn Funds) - (abrdn Emerging Markets Dividend Active ETF)	1 Year	5 Years	10 Years
abrdn Emerging Markets Dividend Active ETF	7.51%	2.87%	3.69%
After Taxes on Distributions | abrdn Emerging Markets Dividend Active ETF	6.52%	1.98%	2.59%
After Taxes on Distributions and Sale of Fund Shares | abrdn Emerging Markets Dividend Active ETF	4.45%	1.80%	2.34%
MSCI Emerging Markets Index (Net Daily Total Return) (reflects deductions for expenses and taxes)	7.50%	1.70%	3.64%